ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) - Nonrelated party - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 6,183,422	$ 4,644,586
Less: allowance for credit loss	(1,772,057)	(668,195)	$ (133,449)
Accounts receivable, net	$ 4,411,365	$ 3,976,391